UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment  [  ]; Amendment Number:
     This Amendment (Check only one.):  [  ] is a restatement.
                                        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Cornerstone Investment Partners
Address: 3438 Peachtree Road NE., Suite 900
         Atlanta, GA 30326

Form 13F File Number: 028-11408

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Wayne Holbrook
Title:    Chief Compliance Officer
Phone:    404-751-3900

Signature, Place, and Date of Signing:

      /s/ Wayne Holbrook                Atlanta, GA               04/10/12
  ---------------------------          -------------          ----------------
          [Signature]                  [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:          103

Form 13F Information Table Value Total:  $ 4,525,917
                                         -----------
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                      Cornerstone Investment Partners, LLC
                                    FORM 13F

                                 March 31, 2012

                                                                                                            Voting Authority
                               Title of               Value      Shares/   Sh/ Put/ Invstmt   Other   ------------------------------
         Name of Issuer          class     CUSIP     (x$1000)    Prn Amt   Prn Call Dscretn  Managers    Sole       Shared      None
------------------------------------------------------------------------------------------------------------------------------------
ACE Limited                       COM    H0023R105    143,459   1,959,829  SH       Sole                1,166,458            793,371
PartnerRe Ltd.                    COM    G6852T105      7,781     114,618  SH       Sole                   40,968             73,650
3M Company                        COM    88579Y101      2,982      33,425  SH       Sole                   20,025             13,400
AT&T Inc.                         COM    00206R102     91,376   2,925,907  SH       Sole                1,597,907          1,328,000
Abbott Laboratories               COM    002824100      4,510      73,589  SH       Sole                   38,064             35,525
Allstate Corporation              COM    020002101        661      20,080  SH       Sole                   20,080
American Express Co.              COM    025816109        289       5,000  SH       Sole                    5,000
Apache Corporation                COM    037411105      4,633      46,124  SH       Sole                       74             46,050
Apple Inc.                        COM    037833100    229,713     383,143  SH       Sole                  242,274            140,869
BE Aerospace Inc.                 COM    073302101        672      14,455  SH       Sole                    8,665              5,790
Bank of America Corp              COM    060505104      7,557     789,697  SH       Sole                  113,720            675,977
Baxter International              COM    071813109        538       9,000  SH       Sole                    4,500              4,500
Bio-Rad Laboratories Cl A         COM    090572207        217       2,090  SH       Sole                    2,090
Boston Scientific Corp            COM    101137107      1,480     247,539  SH       Sole                   94,534            153,005
Bristol-Myers Squibb Co.          COM    110122108     91,284   2,704,699  SH       Sole                1,595,969          1,108,730
Capital One Financial Corp.       COM    14040H105    170,768   3,063,657  SH       Sole                1,789,542          1,274,115
CenturyLink, Inc.                 COM    156700106        982      25,395  SH       Sole                   25,395
Chesapeake Energy Corp            COM    165167107      3,239     139,808  SH       Sole                  102,808             37,000
Chevron Corp                      COM    166764100    174,496   1,627,614  SH       Sole                  886,449            741,165
Chubb Corp                        COM    171232101        583       8,435  SH       Sole                    8,435
Citigroup, Inc.                   COM    172967424    195,629   5,352,356  SH       Sole                3,196,604          2,155,752
Coca-Cola Company                 COM    191216100     11,055     149,376  SH       Sole                   24,895            124,481
ConAgra Foods, Inc.               COM    205887102      4,170     158,780  SH       Sole                   51,530            107,250
ConocoPhillips                    COM    20825C104      3,256      42,830  SH       Sole                   37,630              5,200
Cousins Properties Inc            COM    222795106        139      18,355  SH       Sole                      130             18,225
Deluxe Corporation                COM    248019101      1,057      45,130  SH       Sole                   45,130
Eli Lilly & Co.                   COM    532457108    135,306   3,360,385  SH       Sole                1,843,675          1,516,710
Entergy Corp                      COM    29364G103      4,491      66,833  SH       Sole                   20,108             46,725
Exelon Corp                       COM    30161N101      9,199     234,602  SH       Sole                   53,127            181,475
Exxon Mobil Corporation           COM    30231G102     13,623     157,075  SH       Sole                   99,950             57,125
Fifth Third Bancorp               COM    316773100      7,498     533,840  SH       Sole                  148,490            385,350
Flowers Foods Inc                 COM    343498101        407      20,000  SH       Sole                   10,000             10,000
Gamestop Corp                     COM    36467W109     58,719   2,688,606  SH       Sole                1,380,104          1,308,502
Gannett Co. Inc.                  COM    364730101        153      10,000  SH       Sole                   10,000
General Dynamics Corp.            COM    369550108    165,311   2,252,805  SH       Sole                1,375,655            877,150
Genesco Inc.                      COM    371532102        236       3,290  SH       Sole                                       3,290
Goldman Sachs Group Inc           COM    38141G104      5,084      40,877  SH       Sole                    8,627             32,250
Google Inc                        COM    38259P508    185,783     289,724  SH       Sole                  179,685            110,039
Halliburton Company               COM    406216101      1,510      45,491  SH       Sole                   25,331             20,160
Hancock Holding Co                COM    410120109        650      18,316  SH       Sole                    9,345              8,971
Harsco Corporation                COM    415864107      4,403     187,675  SH       Sole                  119,075             68,600
Hasbro Inc.                       COM    418056107      5,619     153,020  SH       Sole                   48,320            104,700
Hess Corporation                  COM    42809H107    168,731   2,862,274  SH       Sole                1,700,683          1,161,591
Hewlett-Packard Co                COM    428236103    118,863   4,987,944  SH       Sole                2,969,448          2,018,496
IBM Corp                          COM    459200101    108,339     519,236  SH       Sole                  297,182            222,054
Intel Corporation                 COM    458140100    127,862   4,547,827  SH       Sole                2,852,206          1,695,621
JPMorgan Chase & Co               COM    46625H100     10,909     237,245  SH       Sole                   39,520            197,725
Johnson & Johnson                 COM    478160104      7,989     121,123  SH       Sole                   94,323             26,800
KBR, Inc.                         COM    48242W106        658      18,510  SH       Sole                    8,285             10,225
Lincoln Educational Systems       COM    533535100        362      45,750  SH       Sole                   38,484              7,266
Lockheed Martin Corp.             COM    539830109    103,007   1,146,304  SH       Sole                  616,942            529,362
MGIC Investment Corp.             COM    552848103         62      12,525  SH       Sole                   12,525
Mattel Inc.                       COM    577081102    129,579   3,849,652  SH       Sole                2,085,429          1,764,223
Merck & Co. Inc.                  COM    58933Y105    184,283   4,799,028  SH       Sole                2,970,113          1,828,915
Microsoft Corporation             COM    594918104    188,443   5,842,297  SH       Sole                3,750,837          2,091,460
Morgan Stanley                    COM    617446448    194,156   9,885,768  SH       Sole                6,040,342          3,845,426
NII Holdings Inc.                 COM    62913F201      4,492     245,334  SH       Sole                   45,384            199,950
Nike Inc cl B                     COM    654106103        374       3,450  SH       Sole                    3,450
Northrop Grumman Corp             COM    666807102      2,245      36,750  SH       Sole                      400             36,350
Nucor Corporation                 COM    670346105      6,110     142,265  SH       Sole                   41,365            100,900
Old Republic Int'l Corp           COM    680223104      1,285     121,830  SH       Sole                  121,830
Oracle Corporation                COM    68389X105    160,673   5,510,058  SH       Sole                3,493,806          2,016,252
PPL Corp                          COM    69351T106      2,689      95,153  SH       Sole                      228             94,925
Parker-Hannifin Corp.             COM    701094104    108,535   1,283,676  SH       Sole                  802,370            481,306
PetSmart Inc.                     COM    716768106      1,406      24,564  SH       Sole                    5,235             19,329
Philip Morris Intl                COM    718172109      4,438      50,090  SH       Sole                   22,880             27,210
Polaris Industries Inc            COM    731068102      1,212      16,800  SH       Sole                   16,800
PulteGroup, Inc.                  COM    745867101        201      22,700  SH       Sole                                      22,700
Raytheon Company                  COM    755111507      6,049     114,600  SH       Sole                   24,675             89,925
Regions Financial Corp            COM    7591EP100        203      30,765  SH       Sole                    1,765             29,000
SPDR DJIA ETF Trust               COM    78467X109      1,127       8,550  SH       Sole                    5,050              3,500
SUPERVALU, Inc.                   COM    868536103      1,031     180,555  SH       Sole                  180,555
Selective Insurance Group         COM    816300107        211      12,000  SH       Sole                   12,000
Southern Company                  COM    842587107        449      10,000  SH       Sole                    5,000              5,000
State Street Corp                 COM    857477103     14,741     323,977  SH       Sole                  200,527            123,450
SunTrust Banks, Inc.              COM    867914103        344      14,225  SH       Sole                   13,505                720
Synovus Financial Corp            COM    87161C105        378     184,500  SH       Sole                   84,500            100,000
V.F. Corporation                  COM    918204108     96,584     661,628  SH       Sole                  412,836            248,792
Valero Energy Corp.               COM    91913Y100      2,891     112,179  SH       Sole                    1,004            111,175
Vanguard Emer Mkts ETF            COM    922042858        321       7,392  SH       Sole                    7,392
Vanguard FTSE All-World ex-US     COM    922042775        557      12,585  SH       Sole                   12,585
Vanguard Growth ETF               COM    922908736        336       4,734  SH       Sole                    4,734
Vanguard Mid-Cap ETF              COM    922908629        255       3,124  SH       Sole                    3,089                 35
Vanguard Small-Cap ETF            COM    922908751        252       3,202  SH       Sole                    3,162                 40
Vanguard Value ETF                COM    922908744        307       5,328  SH       Sole                    5,248                 80
Verizon Communications, Inc.      COM    92343V104        990      25,900  SH       Sole                   18,900              7,000
Wal-Mart Stores, Inc.             COM    931142103    168,468   2,752,753  SH       Sole                1,661,073          1,091,680
Weatherford Intl Ltd              COM    H27013103      2,250     149,088  SH       Sole                   75,318             73,770
Western Digital Corp.             COM    958102105    146,659   3,543,348  SH       Sole                1,944,973          1,598,375
Xerox Corporation                 COM    984121103      1,158     143,378  SH       Sole                   43,400             99,978
eBay Inc.                         COM    278642103     77,856   2,109,907  SH       Sole                1,197,119            912,788
BP PLC ADS                        ADR    055622104        418       9,284  SH       Sole                    6,167              3,117
Nokia Corporation                 ADR    654902204      1,282     233,507  SH       Sole                  233,007                500
Norsk Hydro ASA                   ADR    656531605        224      41,500  SH       Sole                   41,500
Novartis AG                       ADR    66987V109     55,169     995,650  SH       Sole                      200            995,450
Petroleo Brasileiro SA ADR        ADR    71654V101      4,489     175,640  SH       Sole                   29,690            145,950
Royal Dutch Shell CL A            ADR    780259206    140,456   2,002,788  SH       Sole                1,301,653            701,135
Sanofi ADS                        ADR    80105N105    163,883   4,229,246  SH       Sole                2,445,315          1,783,931
Teva Pharmaceutical               ADR    881624209    136,324   3,025,394  SH       Sole                2,650,669            374,725
Vale S.A.                         ADR    91912E105    111,282   4,769,917  SH       Sole                2,959,103          1,810,814
American Funds- Growth Fnd of     MF     399874403        375      11,447  SH       Sole                   11,447
Aston/Cornerstone Large Cap Fu    MF     00078H844        719      65,087  SH       Sole                   65,087
Vanguard Intermediate Term Bon    MF     921937306        458      39,129  SH       Sole                   39,129